Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 26, 2012	Sep. 09, 2011	Feb. 28, 2011	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of issued and outstanding equity interests, net	$ 464	$ 116	$ 11
Sale of issued and outstanding equity interests, transaction cost	5	4				1
Sale of issued and outstanding equity interests, pre-tax gain		7	2	3		9	7	12	9	9
Sale of issued and outstanding equity interests, escrow		8	1
Proceeds from sale of issued and outstanding equity interests	469
Sale of issued and outstanding equity interests, final working capital settlement				13				481	98	128	3
Amount received from escrow				$ 4	$ 1